Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(3)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Company TSR ($)	Peer Group TSR(4) ($)	Net Income ($)	Company Selected Measure: Adjusted EBITDA(5) ($)
2022	6,066,081	4,501,154	3,632,052	2,919,066	232	133	55,134,000	132,268,000
2021	6,693,464	14,052,465	3,829,274	7,227,613	257	207	44,597,000	107,015,000
2020	4,810,804	18,046,825	2,283,287	8,625,470	196	150	45,586,000	86,994,000

Company Selected Measure Name	Company Selected Measure: Adjusted EBITDA(5) ($)
Named Executive Officers, Footnote [Text Block]	Archie Black
Peer Group Issuers, Footnote [Text Block]	Our selected Peer Group is the Nasdaq Computer Index, an independently prepared market capitalization weighted index, and which is the same industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 6,066,081	$ 6,693,464	$ 4,810,804
PEO Actually Paid Compensation Amount	$ 4,501,154	14,052,465	18,046,825
Adjustment To PEO Compensation, Footnote [Text Block]

		Base	Less	Plus	Plus or (Less)	Plus or (Less)	Total
	Year	Summary Compensation Table - Total Compensation ($)	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Compensation Actually Paid ($)
PEO	2022	6,066,081	(5,089,381)	5,376,891	(835,723)	(1,016,714)	4,501,154
	2021	6,693,464	(5,241,434)	7,196,040	5,349,429	54,966	14,052,465
	2020	4,810,804	(3,892,234)	10,643,528	5,921,853	562,874	18,046,825

Non-PEO NEO Average	2022	3,632,052	(2,937,683)	3,103,639	(295,785)	(583,157)	2,919,066
	2021	3,829,274	(2,821,974)	3,874,330	2,301,858	44,125	7,227,613
	2020	2,283,287	(1,658,387)	4,317,603	3,379,146	303,821	8,625,470

Non-PEO NEO Average Total Compensation Amount	$ 3,632,052	3,829,274	2,283,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,919,066	7,227,613	8,625,470
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

TSR
Adjusted EBITDA(1)
Revenue

Total Shareholder Return Amount	$ 232	257	196
Peer Group Total Shareholder Return Amount	133	207	150
Net Income (Loss)	$ 55,134,000	$ 44,597,000	$ 45,586,000
Company Selected Measure Amount	132,268,000	107,015,000	86,994,000
Additional 402(v) Disclosure [Text Block]	We believe the Compensation Actually Paid in each of the years reported above and over the three-year cumulative period are reflective of the Compensation & Talent Committee’s emphasis on “pay-for-performance” as the Compensation Actually Paid fluctuated year-over-year, primarily due our stock price and varying levels of achievement against pre-established performance goals under our Management Incentive Plan and equity program, including our Adjusted EBITDA and TSR performance. Due to the leverage of our executive compensation program toward long-term incentives through grants of PSUs and RSUs, the Compensation Actually Paid is most significantly impacted by changes in our stock price over the vesting period of the awards. The Compensation Discussion and Analysis section of this Proxy Statement describes in greater detail the Compensation & Talent Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation.
PEO [Member] | Value of Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,089,381)	$ (5,241,434)	$ (3,892,234)
PEO [Member] | Value of Stock Awards Granted During the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,376,891	7,196,040	10,643,528
PEO [Member] | Change in Value of Stock Awards Granted in Prior Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(835,723)	5,349,429	5,921,853
PEO [Member] | Change in Value of Stock Awards Granted in Prior Year and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,016,714)	54,966	562,874
Non-PEO NEO [Member] | Value of Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,937,683)	(2,821,974)	(1,658,387)
Non-PEO NEO [Member] | Value of Stock Awards Granted During the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,103,639	3,874,330	4,317,603
Non-PEO NEO [Member] | Change in Value of Stock Awards Granted in Prior Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(295,785)	2,301,858	3,379,146
Non-PEO NEO [Member] | Change in Value of Stock Awards Granted in Prior Year and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (583,157)	$ 44,125	$ 303,821